Benefit Plans - Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Details) - Retirement Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Service cost	$ 0	$ 0	$ 0
Interest cost	1,187	1,155	1,213
Expected return on plan assets	(3,448)	(3,050)	(2,684)
Amortization of net (loss) gain	(964)	(86)	0
Net periodic pension credit	(3,225)	(1,981)	(1,471)
Amortization of net gain	964	86	0
Net actuarial (gain) loss included in other comprehensive income (loss)	(4,707)	(7,451)	(5,380)
Total recognized in other comprehensive income (loss)	(3,743)	(7,365)	(5,380)
Total recognized in net periodic benefit credit and other comprehensive income (loss)	$ (6,968)	$ (9,346)	$ (6,851)